Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.0%
100.0%

Percentages based on total investments.

Cambria Global Momentum ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.8% Cambria Emerging Shareholder Yield ETF(a)	572,034	$17,767,376
Cambria Foreign Shareholder Yield ETF(a)	330,544	8,600,755
Cambria Global Value ETF(a)	400,924	8,237,705
Cambria Micro and SmallCap Shareholder Yield ETF(a)(b)	332,667	8,432,011
Cambria Shareholder Yield ETF(a)	259,038	17,433,257
Cambria Value and Momentum ETF(a)	313,478	8,808,826
Graniteshares Gold Trust(b)	421,033	8,466,974
Grizzle Growth ETF(c)(f)	333,562	8,708,270
Invesco Emerging Markets Sovereign Debt ETF	414,566	8,324,485
iShares Global Industrials ETF	66,032	8,361,632
iShares Global Tech ETF	148,753	10,396,347
VanEck Gold Miners ETF	294,572	8,230,342
Vanguard Small-Cap Value ETF	46,701	8,195,091
WisdomTree Managed Futures Strategy Fund	242,286	8,446,090
Total Exchange Traded Funds (Cost $132,349,897)		138,409,161

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 5.25%(d)	263,995	263,995
Total Short-Term Investments (Cost $263,995)		263,995

Total Investments - 100.0% (Cost $132,613,892)		138,673,156
Liabilities in Excess of Other Assets - 0.0%(e)		(43,450)
Total Net Assets - 100.0%		$138,629,706

Percentages are stated as a percent of net assets. ETF – Exchange Traded Funds

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	Affiliated investment due to Fund holding more that 5% of outstanding shares.

Cambria Global Momentum ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$138,409,161	$–	$–	$138,409,161
Short-Term Investments	263,995	–	–	263,995
Total Investments	$138,673,156	$–	$–	$138,673,156

Transactions with affiliated companies during the period ended January 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2024	Share Balance as of January 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$21,819,192	$179,000	$689,095	$(1,288,006)	$(5,050,969)	$17,767,376	572,034	$1,099,294	$1,188,770	$230,293	$230,294
Cambria Foreign Shareholder Yield ETF	21,697,862	18,967,047	334,174	(28,212,221)	(3,043,075)	8,600,755	330,544	616,333	273,968	(1,417,000)	(1,417,000)
Cambria Global Value ETF	-	8,948,377	324,900	(48,453)	(900,277)	8,237,705	400,924	77,855	(89,172)	2,331	2,330
Cambria Micro and SmallCap Shareholder Yield ETF	-	8,133,034	165,127	-	(82,141)	8,432,011	332,667	-	214,364	1,627	1,627
Cambria Shareholder Yield ETF	-	18,372,400	687,445	(542,857)	(2,408,864)	17,433,257	259,038	78,934	1,258,052	67,081	67,081
Cambria Value and Momentum ETF	-	9,539,333	353,962	(435,843)	(1,280,309)	8,808,826	313,478	22,799	594,867	36,815	36,816
Grizzle Growth ETF	-	9,415,052	346,452	(419,987)	(1,303,290)	8,708,270	333,562	29,150	597,466		72,577
	$43,517,054	$73,554,243	$2,901,155	$(30,947,367)	$(14,068,925)	$77,988,200	2,542,247	$1,924,365	$4,038,315	$(1,078,853)	$(1,006,275)